RELATED PARTY TRANSACTIONS	12 Months Ended
Jun. 30, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 16 — RELATED PARTY TRANSACTIONS

The table below sets forth major related parties of the Company and their relationships with the Company:

Entity or individual name	Relationship with the Company
Wuhan Huiyu	Investee of the Company
Shanghai Dongying Network Technology Co., Ltd. (“Shanghai Dongying”)	Investee of the Company
Mobile Motion Co., Limited (“Mobile Motion”)	Wholly-owned subsidiary of investee of the Company

(a) The Company entered into the following related party transactions:

The Company invested in companies engaged in mobile game development and required the royalty right of the games from such investees to distribute on third-party platforms. The Company typically pays one-time royalties, continues to share profits, and/or pays customized design fees to such investees.

	For the Years Ended June 30,
	2026	2025	2024
Royalty fee and service from related parties
Wuhan Huiyu	$259,813	$320,386	$450,761
Shanghai Dongying	1,845,533	2,528,147	2,860,905
Mobile Motion	59,811	83,427	1,951,176
Total	$2,165,157	$2,931,960	$5,262,842

1)	The Company entered into an exclusive game agency agreement with Wuhan Huiyu in January 2020. The exclusive agency term is eight years from the date of launching the game. Pursuant to the exclusive game agency agreement, the Company shares 15% to 18% of gross profit generated by the game with Wuhan Huiyu on a monthly basis. The Company recorded $259,813, $320,386 and $450,761 of profit-sharing expenses for the years ended June 30, 2026, 2025 and 2024, respectively.

2)	The Company entered into a technology development agreement with Shanghai Dongying in January 2021 to customize design the game. During the year ended June 30, 2024, the Company entered supplementary agreement with Shanghai Dongying regarding the profit-sharing policy. Pursuant to supplementary agreement, the Company shares 25% of operating income of the game generated by the game with Shanghai Dongying on a monthly basis. The Company recorded $1,845,533, $2,528,147 and $2,860,905 of profit-sharing expenses for the years ended June 30, 2026, 2025 and 2024, respectively.

3)	The Company entered into an exclusive game agency agreement with Mobile Motion in January 2021. The exclusive agency term is eight years from the date of launching the game. The Company paid an initial royalty fee of approximately $300,000 (RMB1.9 million). The Company recorded $34,683, $33,616 and $33,567 of amortization of royalty fees for the years ended June 30, 2026, 2025 and 2024, respectively. The Company recorded $25,128, $49,811, and $1,917,609 of customized design fees for the years ended June 30, 2026, 2025 and 2024.

(b) The Company had the following significant related party balances:

Advances to Suppliers — related parties

As of June 30, 2026 and 2025, advances to suppliers - related parties, consisted as following:

	As of June 30,
	2026	2025
Mobile Motion	876,092	841,070
Total	$876,092	$841,070

Accounts payable — related parties

As of June 30, 2026 and 2025, accounts payable - related parties, consisted as following:

	As of June 30,
	2026	2025
Wuhan Huiyu	$35,502	$35,052
Shanghai Dongying	13,742	173,715
Total	$49,244	$208,767